Revenue - Future sales commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Reportable Segments Member
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 3,243,838
USD/CAD average foreign exchange rate	1.3
Reportable Segments Member | 2021 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 567,132
Reportable Segments Member | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	462,271
Reportable Segments Member | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	391,867
Reportable Segments Member | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	382,310
Reportable Segments Member | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	345,700
Reportable Segments Member | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,094,558
Uranium [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,324,610
Uranium [Member] | 2021 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	243,069
Uranium [Member] | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	189,351
Uranium [Member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	179,212
Uranium [Member] | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	166,581
Uranium [Member] | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	129,450
Uranium [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	416,947
Fuel Services [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,915,016
Fuel Services [Member] | 2021 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	319,851
Fuel Services [Member] | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	272,920
Fuel Services [Member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	212,655
Fuel Services [Member] | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	215,729
Fuel Services [Member] | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	216,250
Fuel Services [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	677,611
Other Segment [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	4,212
Other Segment [Member] | 2021 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	4,212
Other Segment [Member] | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	0
Other Segment [Member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	0
Other Segment [Member] | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	0
Other Segment [Member] | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	0
Other Segment [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 0